UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-02349

Morgan Stanley Income Securities Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2014

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Income Securities Inc.

Portfolio of Investments • December 31, 2014 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Corporate Bonds (92.8%)
	Basic Materials (4.4%)
$360	ArcelorMittal (Luxembourg)	10.35%		06/01/19	$436,050
250	Ashland, Inc.	6.875		05/15/43	267,500
845	Barrick Gold Corp. (Canada)	4.10		05/01/23	823,785
375	Eldorado Gold Corp. (Canada)(a)	6.125		12/15/20	365,625
1,070	Freeport-McMoRan, Inc.	3.875		03/15/23	1,009,879
710	Glencore Funding LLC (Switzerland)(a)	4.125		05/30/23	694,004
469	Goldcorp, Inc. (Canada)	3.70		03/15/23	458,037
125	Goldcorp, Inc. (Canada)	5.45		06/09/44	125,992
375	Incitec Pivot Ltd. (Australia)(a)	4.00		12/07/15	383,684
314	Lundin Mining Corp. (Canada)(a)	7.50		11/01/20	311,645
600	LYB International Finance BV	4.875		03/15/44	619,687
495	NOVA Chemicals Corp. (a)	5.25		08/01/23	501,806
1,425	Vale Overseas Ltd. (Brazil)	4.375		01/11/22	1,373,002
490	Vale Overseas Ltd. (Brazil)	6.875		11/21/36	519,003
					7,889,699
	Communications (16.1%)
625	21st Century Fox America, Inc. (a)	4.75		09/15/44	685,774
850	21st Century Fox America, Inc.	6.15		02/15/41	1,085,664
670	21st Century Fox America, Inc.	6.40		12/15/35	877,244
725	Amazon.com, Inc.	3.80		12/05/24	744,276
400	Baidu, Inc. (China)	2.75		06/09/19	399,066
245	Cablevision Systems Corp.	7.75		04/15/18	270,419
350	CBS Corp.	4.90		08/15/44	356,796
675	CC Holdings GS V LLC/Crown Castle GS III Corp.	3.849		04/15/23	671,664
170	CSC Holdings LLC	6.75		11/15/21	188,488
376	Ctrip.com International Ltd.	1.25		10/15/18	367,540
295	Deutsche Telekom International Finance BV (Germany)	8.75		06/15/30	436,826
1,250	DirecTV Holdings LLC/DirecTV Financing Co., Inc.	3.80		03/15/22	1,273,704
425	DirecTV Holdings LLC/DirecTV Financing Co., Inc.	4.60		02/15/21	455,840
410	ENTEL Chile SA (Chile)(a)	4.75		08/01/26	408,437
305	ENTEL Chile SA (Chile)(a)	4.875		10/30/24	310,681
520	Lamar Media Corp.	5.375		01/15/24	538,200
528	Liberty Media Corp.	1.375		10/15/23	523,380
350	MDC Partners, Inc. (Canada)(a)	6.75		04/01/20	361,812
925	Motorola Solutions, Inc.	4.00		09/01/24	932,422
555	Omnicom Group, Inc.	3.625		05/01/22	570,673
131	Omnicom Group, Inc.	3.65		11/01/24	131,330
900	Ooredoo International Finance Ltd. (Qatar)(a)	3.25		02/21/23	869,625
900	Orange SA (France)	2.75		02/06/19	917,599
436	Priceline Group, Inc.	0.35		06/15/20	488,320
272	SINA Corp. (China)	1.00		12/01/18	252,110
1,175	Telefonica Europe BV (Spain)	8.25		09/15/30	1,637,380
665	Time Warner Cable, Inc.	4.50		09/15/42	686,311
2,190	Time Warner Cable, Inc.	6.75		07/01/18	2,513,643
1,565	Time Warner, Inc.	7.70		05/01/32	2,217,093
2,928	Verizon Communications, Inc. (a)	5.012		08/21/54	3,042,450
2,920	Verizon Communications, Inc.	6.55		09/15/43	3,746,433
400	Viacom, Inc.	5.85		09/01/43	446,441
254	Yahoo!, Inc.	0.00	(b)	12/01/18	288,607
					28,696,248
	Consumer, Cyclical (5.8%)
403	American Airlines Pass-Through Trust	4.00		07/15/25	410,264
850	American Airlines Pass-Through Trust	4.95		01/15/23	910,103
290	Bed Bath & Beyond, Inc.	5.165		08/01/44	304,120
684	British Airways PLC (United Kingdom)(a)	4.625		06/20/24	725,141

	475	Chrysler Group LLC/CG Co-Issuer, Inc.	8.00		06/15/19	501,719
	540	Daimler Finance North America LLC (Germany)	8.50		01/18/31	828,038
	400	Exide Technologies (c)(d)	8.625		02/01/18	21,500
	800	Ford Motor Co.	4.75		01/15/43	847,430
	375	Guitar Center, Inc. (a)	6.50		04/15/19	324,375
	159	Iconix Brand Group, Inc.	2.50		06/01/16	187,719
KRW	200,000	Lotte Shopping Co., Ltd., Series LOTT (Korea, Republic of)	0.00	(b)	01/24/18	180,822
$600		QVC, Inc.	4.375		03/15/23	603,094
	475	Tesla Motors, Inc.	0.25		03/01/19	441,453
	200	Tiffany & Co. (a)	4.90		10/01/44	206,937
	597	Toll Brothers Finance Corp.	0.50		09/15/32	611,925
	925	United Airlines Pass-Through Trust	4.30		08/15/25	957,375
	267	US Airways Pass-Through Trust	3.95		11/15/25	272,332
	325	Walgreen Co.	4.40		09/15/42	325,990
	350	Walgreens Boots Alliance, Inc.	3.80		11/18/24	357,682
	745	Wesfarmers Ltd. (Australia)(a)	1.874		03/20/18	742,982
	600	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.	5.375		03/15/22	612,000
						10,373,001
		Consumer, Non-Cyclical (8.5%)
	375	AbbVie, Inc.	4.40		11/06/42	388,443
	300	Actavis Funding SCS	3.85		06/15/24	302,113
	475	ADT Corp. (The)	6.25		10/15/21	489,250
	400	Albea Beauty Holdings SA (a)	8.375		11/01/19	422,000
	415	Altria Group, Inc.	5.375		01/31/44	474,242
	156	Altria Group, Inc.	10.20		02/06/39	272,449
	1,601	Amgen, Inc.	5.15		11/15/41	1,811,384
	340	Aramark Services, Inc.	5.75		03/15/20	352,750
	200	Bayer US Finance LLC (a)	3.375		10/08/24	203,936
	275	Becton Dickinson and Co.	3.734		12/15/24	283,708
	475	BioMarin Pharmaceutical, Inc.	1.50		10/15/20	584,547
	270	BRF SA (Brazil)(a)	3.95		05/22/23	250,290
	780	Experian Finance PLC (United Kingdom)(a)	2.375		06/15/17	787,380
	150	Gilead Sciences, Inc.	3.50		02/01/25	154,279
	230	Gilead Sciences, Inc.	4.50		04/01/21	255,856
	325	Gilead Sciences, Inc.	4.80		04/01/44	361,972
HKD	2,000	Hengan International Group Co., Ltd. (China)	0.00	(b)	06/27/18	264,680
$507		Illumina, Inc. (a)	0.00	(b)	06/15/19	558,334
	176	Jarden Corp.	1.875		09/15/18	276,870
	425	Kraft Foods Group, Inc.	6.50		02/09/40	548,174
	585	Kraft Foods Group, Inc.	6.875		01/26/39	775,805
	160	McKesson Corp.	4.883		03/15/44	176,958
	870	Novartis Capital Corp. (Switzerland)	3.40		05/06/24	906,855
	445	RR Donnelley & Sons Co.	7.875		03/15/21	493,950
	585	Sigma Alimentos SA de CV (Mexico)(a)	5.625		04/14/18	637,650
	375	Synchrony Financial	4.25		08/15/24	385,242
	300	Tyson Foods, Inc.	2.65		08/15/19	303,055
	720	Tyson Foods, Inc.	3.95		08/15/24	745,733
	410	United Rentals North America, Inc.	5.75		11/15/24	423,325
	990	WM Wrigley Jr Co. (a)	2.90		10/21/19	1,003,902
	270	Zimmer Holdings, Inc.	5.75		11/30/39	328,128
						15,223,260
		Diversified (0.3%)
	200	Alfa SAB de CV (Mexico)(a)	5.25		03/25/24	208,500
	370	Hutchison Whampoa International 14 Ltd. (Hong Kong)(a)	1.625		10/31/17	367,202
						575,702
		Energy (13.1%)
	600	Access Midstream Partners LP/ACMP Finance Corp.	4.875		05/15/23	612,000
	775	Anadarko Petroleum Corp.	5.95		09/15/16	829,106

	600	Anadarko Petroleum Corp.	6.20		03/15/40	705,272
	175	Anadarko Petroleum Corp.	6.45		09/15/36	210,956
	675	Buckeye Partners LP	4.15		07/01/23	659,002
	400	Cimarex Energy Co.	5.875		05/01/22	418,000
	200	Continental Resources, Inc.	3.80		06/01/24	179,254
	725	Continental Resources, Inc.	4.90		06/01/44	630,605
	375	DCP Midstream Operating LP	2.70		04/01/19	367,450
	600	DCP Midstream Operating LP	3.875		03/15/23	575,155
	405	Denbury Resources, Inc.	5.50		05/01/22	372,600
	775	Devon Energy Corp.	3.25		05/15/22	762,561
	525	Devon Energy Corp.	4.75		05/15/42	530,512
	540	Ecopetrol SA (Colombia)	5.875		09/18/23	573,075
	1,075	Energy Transfer Partners LP	3.60		02/01/23	1,042,043
	775	Energy Transfer Partners LP	4.90		02/01/24	813,553
	750	EnLink Midstream Partners LP	2.70		04/01/19	739,289
	150	EnLink Midstream Partners LP	5.60		04/01/44	157,260
	300	Ensco PLC	5.75		10/01/44	302,082
	1,400	Enterprise Products Operating LLC	5.95		02/01/41	1,651,821
	875	Kinder Morgan Energy Partners LP	5.00		03/01/43	834,243
	1,025	Kinder Morgan, Inc.	3.05		12/01/19	1,018,000
	1,000	Kinder Morgan, Inc. (a)	5.625		11/15/23	1,072,260
	525	Marathon Oil Corp.	6.60		10/01/37	620,296
	500	Nexen Energy ULC (Canada)	6.40		05/15/37	624,796
	325	Noble Energy, Inc.	3.90		11/15/24	321,865
	525	Noble Energy, Inc.	5.05		11/15/44	520,909
	550	ONEOK Partners LP	6.125		02/01/41	593,634
	1,030	Petro-Canada (Canada)	5.95		05/15/35	1,194,426
	275	Phillips 66	5.875		05/01/42	317,837
	365	Plains All American Pipeline LP/PAA Finance Corp.	6.70		05/15/36	455,828
	475	Rowan Cos., Inc.	5.85		01/15/44	439,522
	309	Sinopec Group Overseas Development 2012 Ltd. (China)(a)	2.75		05/17/17	314,850
	400	SM Energy Co. (a)	6.125		11/15/22	377,000
	1,025	Spectra Energy Capital LLC	3.30		03/15/23	975,343
	225	Transocean, Inc.	3.80		10/15/22	182,617
	1,025	Transocean, Inc.	6.375		12/15/21	946,799
	350	Williams Partners LP	6.30		04/15/40	392,836
						23,334,657
		Finance (30.1%)
EUR	200	Aabar Investments PJSC (Germany)	4.00		05/27/16	289,081
$315		ABB Treasury Center USA, Inc. (Switzerland)(a)	4.00		06/15/21	339,419
	350	Abbey National Treasury Services PLC (United Kingdom)	4.00		03/13/24	365,064
	430	ABN Amro Bank N.V. (Netherlands)(a)	2.50		10/30/18	434,522
	525	ACE INA Holdings, Inc.	3.35		05/15/24	531,572
	495	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (a)	3.75		05/15/19	490,669
	500	Alexandria Real Estate Equities, Inc.	3.90		06/15/23	502,489
	325	American Campus Communities Operating Partnership LP	3.75		04/15/23	325,013
	375	American Express Co.	3.625		12/05/24	378,903
	450	American International Group, Inc.	4.50		07/16/44	477,413
	400	American International Group, Inc.	4.875		06/01/22	450,044
	899	American International Group, Inc.	6.40		12/15/20	1,073,386
	465	American Tower Corp.	3.50		01/31/23	450,067
	625	American Tower Corp.	4.70		03/15/22	656,307
	151	Ares Capital Corp.	4.375		01/15/19	152,132
	800	Banco de Credito del Peru (Peru)(a)	6.125	(e)	04/24/27	848,000
	150	Bank of America Corp.	4.00		04/01/24	156,365
	650	Bank of America Corp.	5.70		01/24/22	754,097
	325	Bank of America Corp.	7.75		05/14/38	460,458
	400	Bank of America Corp., MTN	3.30		01/11/23	400,451

700	Bank of America Corp., MTN	4.20		08/26/24	713,952
317	Bank of America Corp., MTN	4.25		10/22/26	316,725
775	BBVA Bancomer SA (Mexico)(a)	6.50		03/10/21	843,122
200	Billion Express Investments Ltd. (China)	0.75		10/18/15	200,250
450	BioMed Realty LP	2.625		05/01/19	450,061
200	BNP Paribas SA (France)	4.25		10/15/24	202,461
185	Boston Properties LP	3.80		02/01/24	190,474
280	Brookfield Asset Management, Inc. (Canada)	5.80		04/25/17	302,858
1,750	Capital One Bank, USA NA	3.375		02/15/23	1,743,336
375	Capital One Financial Corp.	2.45		04/24/19	374,521
525	Citigroup, Inc.	3.875		10/25/23	546,703
1,290	Citigroup, Inc.	4.05		07/30/22	1,336,882
660	Citigroup, Inc.	5.50		09/13/25	731,790
220	Citigroup, Inc.	6.675		09/13/43	285,508
385	CNA Financial Corp.	7.35		11/15/19	460,476
900	Compass Bank	1.85		09/29/17	896,755
750	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)	3.95		11/09/22	765,254
150	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)(a)	11.00	(e)	06/30/19(f)	193,425
625	Credit Agricole SA (France)(a)	3.875		04/15/24	647,014
310	Credit Agricole SA (France)(a)	7.875	(e)	01/23/24(f)	316,404
850	Credit Suisse AG (Switzerland)(a)	6.50		08/08/23	935,188
975	DBS Group Holdings Ltd. (Singapore)(a)	2.246		07/16/19	975,056
320	Discover Bank	7.00		04/15/20	377,558
420	Discover Financial Services	3.85		11/21/22	428,031
230	ERP Operating LP	4.625		12/15/21	251,987
500	Express Scripts Holding Co.	3.50		06/15/24	499,241
300	First Republic Bank	2.375		06/17/19	301,724
800	Ford Motor Credit Co., LLC	5.00		05/15/18	869,914
1,335	Ford Motor Credit Co., LLC	5.875		08/02/21	1,547,791
355	General Electric Capital Corp.	5.30		02/11/21	405,727
550	General Motors Financial Co., Inc.	4.375		09/25/21	574,750
760	Genworth Financial, Inc.	7.70		06/15/20	761,407
830	Goldman Sachs Group, Inc. (The)	3.625		01/22/23	841,935
1,495	Goldman Sachs Group, Inc. (The)	6.75		10/01/37	1,883,386
1,100	Goodman Funding Pty Ltd. (Australia)(a)	6.375		04/15/21	1,269,089
295	Harley-Davidson Funding Corp. (a)	6.80		06/15/18	342,315
1,250	Hartford Financial Services Group, Inc.	5.50		03/30/20	1,414,235
795	HBOS PLC, Series G (United Kingdom) (a)	6.75		05/21/18	888,012
400	Healthcare Trust of America Holdings LP	3.70		04/15/23	396,357
440	HSBC Holdings PLC (United Kingdom)	4.25		03/14/24	458,726
200	HSBC Holdings PLC (United Kingdom)	6.375	(e)	09/17/24(f)	202,250
180	HSBC Holdings PLC (United Kingdom)	6.50		05/02/36	231,915
370	Industrial & Commercial Bank of China Ltd., MTN (China)	3.231		11/13/19	371,972
800	ING Bank N.V. (Netherlands)(a)	5.80		09/25/23	888,961
480	Intesa Sanpaolo SpA (Italy)	5.25		01/12/24	520,922
640	JPMorgan Chase & Co.	3.20		01/25/23	641,400
325	JPMorgan Chase & Co.	4.125		12/15/26	326,091
325	Liberty Mutual Group, Inc. (a)	4.85		08/01/44	331,658
425	Lincoln National Corp.	7.00		06/15/40	591,445
870	Lloyds Bank PLC (United Kingdom)(a)	6.50		09/14/20	1,009,306
365	Macquarie Bank Ltd. (Australia)(a)	6.625		04/07/21	421,906
380	Macquarie Group Ltd. (Australia)(a)	6.00		01/14/20	430,888
500	Metlife Capital Trust IV (a)	7.875		12/15/37	641,250
750	Nationwide Building Society (United Kingdom)(a)	6.25		02/25/20	880,752
800	Nationwide Financial Services, Inc. (a)	5.375		03/25/21	902,490
425	Omega Healthcare Investors, Inc.	4.95		04/01/24	444,397
225	Platinum Underwriters Finance, Inc., Series B	7.50		06/01/17	251,905
500	PNC Financial Services Group, Inc. (The)	3.90		04/29/24	509,165
895	Principal Financial Group, Inc.	1.85		11/15/17	896,336
850	Protective Life Corp.	7.375		10/15/19	1,023,941

790	Prudential Financial, Inc.	5.625	(e)	06/15/43	811,567
285	Prudential Financial, Inc., MTN	6.625		12/01/37	378,630
575	QBE Capital Funding III Ltd. (Australia)(a)	7.25	(e)	05/24/41	627,556
550	Realty Income Corp.	3.25		10/15/22	543,133
250	Realty Income Corp.	4.65		08/01/23	269,685
600	Santander US Debt SAU (Spain)(a)	3.724		01/20/15	600,827
495	Standard Chartered PLC (United Kingdom)(a)	3.95		01/11/23	478,504
450	TD Ameritrade Holding Corp.	3.625		04/01/25	457,033
400	Voya Financial, Inc.	5.65	(e)	05/15/53	398,000
525	Weingarten Realty Investors	3.375		10/15/22	519,892
290	Wells Fargo & Co.	4.125		08/15/23	304,710
284	Wells Fargo & Co.	5.606		01/15/44	335,620
					53,719,959
	Industrials (5.5%)
400	BAE Systems Holdings, Inc. (United Kingdom)(a)	3.80		10/07/24	410,865
710	Ball Corp.	4.00		11/15/23	688,700
427	Bombardier, Inc. (Canada)(a)	6.125		01/15/23	436,607
875	Burlington Northern Santa Fe LLC	3.05		03/15/22	885,461
485	Burlington Northern Santa Fe LLC	4.55		09/01/44	522,716
425	Caterpillar, Inc.	3.40		05/15/24	437,645
370	CEVA Group PLC (United Kingdom)(a)	7.00		03/01/21	358,900
895	CRH America, Inc. (Ireland)	6.00		09/30/16	963,702
460	CRH America, Inc.	8.125		07/15/18	550,962
217	General Cable Corp.	4.50	(g)	11/15/29	157,461
810	Heathrow Funding Ltd. (United Kingdom)(a)	4.875		07/15/21	915,897
625	Koninklijke Philips N.V. (Netherlands)	3.75		03/15/22	651,855
150	L-3 Communications Corp.	1.50		05/28/17	148,611
650	L-3 Communications Corp.	4.95		02/15/21	707,414
490	MasTec, Inc.	4.875		03/15/23	463,050
110	Silgan Holdings, Inc.	5.50		02/01/22	113,300
500	Thermo Fisher Scientific, Inc.	4.15		02/01/24	528,292
850	Trinity Industries, Inc.	4.55		10/01/24	827,191
					9,768,629
	Technology (1.6%)
1,315	Hewlett-Packard Co.	4.65		12/09/21	1,409,312
313	Nuance Communications, Inc.	2.75		11/01/31	313,587
255	NVIDIA Corp.	1.00		12/01/18	294,365
295	Salesforce.com, Inc.	0.25		04/01/18	336,853
348	Take-Two Interactive Software, Inc.	1.75		12/01/16	528,090
					2,882,207
	Utilities (7.4%)
325	Appalachian Power Co.	7.00		04/01/38	453,670
1,225	Berkshire Hathaway Energy Co. (a)	2.40		02/01/20	1,221,114
290	CEZ AS (Czech Republic)(a)	4.25		04/03/22	309,607
295	CMS Energy Corp.	5.05		03/15/22	331,232
170	CMS Energy Corp.	6.25		02/01/20	197,062
850	DTE Energy Co., Series C	3.50		06/01/24	866,468
400	Duke Energy Corp.	2.10		06/15/18	403,988
370	EDP Finance BV (Portugal)(a)	5.25		01/14/21	390,261
575	Enel Finance International N.V. (Italy)(a)	5.125		10/07/19	636,022
210	Enel SpA (Italy)(a)	8.75	(e)	09/24/73	244,913
300	Entergy Gulf States Louisiana LLC	6.00		05/01/18	339,362
2,400	Exelon Generation Co., LLC	4.00		10/01/20	2,507,383
200	Fermaca Enterprises S de RL de CV (Mexico)(a)	6.375		03/30/38	204,500
250	GNL Quintero SA (Chile)(a)	4.634		07/31/29	253,692
875	Jersey Central Power & Light Co. (a)	4.70		04/01/24	935,893
150	Monongahela Power Co. (a)	5.40		12/15/43	180,824
350	Origin Energy Finance Ltd. (Australia)(a)	3.50		10/09/18	357,428
1,000	PPL WEM Holdings Ltd. (a)	3.90		05/01/16	1,029,836
540	Puget Energy, Inc.	6.50		12/15/20	635,401
900	Sempra Energy	3.55		06/15/24	910,169
23	Toledo Edison Co. (The)	7.25		05/01/20	27,411

845	TransAlta Corp. (Canada)	4.50	11/15/22	850,586
				13,286,822
	Total Corporate Bonds (Cost $157,998,627)			165,750,184
	Asset-Backed Securities (1.3%)
	CVS Pass-Through Trust
1,161		6.036	12/10/28	1,357,159
734	(a)	8.353	07/10/31	995,152
	Total Asset-Backed Securities (Cost $1,907,008)			2,352,311

	Sovereign (0.2%)
290	Pertamina Persero PT (Indonesia)(a) (Cost $290,000)	6.45	05/30/44	303,485

	Variable Rate Senior Loan Interests (0.6%)
	Consumer, Cyclical (0.2%)
348	Diamond Resorts Corp., Term Loan	5.50	03/31/15	346,073
	Energy (0.2%)
449	Drillships Ocean Ventures, Inc., Term B (Cyprus)	5.50	01/26/15	363,589
	Technology (0.2%)
403	Aspect Software, Inc., Term B	7.25	02/06/15	395,141
	Total Variable Rate Senior Loan Interests (Cost $1,206,665)			1,104,803

	Short-Term Investments (1.0%)
	U.S. Treasury Securities
	U.S. Treasury Bills
150	(h)(i)	0.026	02/12/15	149,995
430	(h)(i)	0.044	02/12/15	429,978
1,114	(h)(i)	0.046	02/12/15	1,113,942
	Total Short-Term Investments (Cost $1,693,915)			1,693,915

	Total Investments (Cost $163,096,215) (j)(k)		95.9%	171,204,698
	Other Assets in Excess of Liabilities		4.1	7,395,059
	Net Assets		100.0%	$178,599,757

MTN	Medium Term Note.
PJSC	Public Joint Stock Company.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Capital appreciation bond.
(c)	Issuer in bankruptcy.
(d)	Non-income producing security; bond in default.
(e)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2014.
(f)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of December 31, 2014.

(g)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of December 31, 2014. Maturity date disclosed is the ultimate maturity date.
(h)	All or a portion of the security was pledged to cover margin requirements for futures contracts and swap agreements.
(i)	Rate shown is the yield to maturity at December 31, 2014.
(j)	Securities are available for collateral in connection with open foreign currency forward exchange contracts, futures contracts and swap agreements.
(k)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Foreign Currency Forward Exchange Contracts Open at December 31, 2014:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)

HSBC Bank PLC	$812,086		EUR	666,708	01/05/15	$(5,336)
UBS AG	EUR	666,708		$831,625	01/05/15	24,875
UBS AG	HKD	2,082,500		$268,522	01/05/15	(27)
UBS AG	$268,467		HKD	2,082,500	01/05/15	81
HSBC Bank PLC	EUR	666,708		$812,342	02/04/15	5,334
UBS AG	HKD	2,082,500		$268,439	02/04/15	(101)
	Net Unrealized Appreciation					$24,826

Futures Contracts Open at December 31, 2014:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
441	Long	U.S. Treasury 2 yr. Note, Mar-15	$96,399,844	$(130,922)
70	Long	U.S. Treasury 5 yr. Note, Mar-15	8,325,078	(86)
56	Long	U.S. Treasury Long Bond, Mar-15	8,095,500	144,234
21	Long	U.S. Treasury Ultra Long Bond, Mar-15	3,468,937	140,734
152	Short	U.S. Treasury 10 yr. Note, Mar-15	(19,273,125)	(98,531)
		Net Unrealized Appreciation		$55,429

Credit Default Swap Agreements Open at December 31, 2014:

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000)	INTEREST RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)	UPFRONT PAYMENTS PAID (RECEIVED)	VALUE	CREDIT RATING OF REFERENCE OBLIGATION†
Barclays Bank PLC
Yum! Brands, Inc.	Buy	$875	1.00%	12/20/18	$(2,188)	$(15,187)	$(17,375)	BBB
Barclays Bank PLC
Quest Diagnostics, Inc.	Buy	795	1.00	3/20/19	(26,092)	15,258	(10,834)	BBB+
Morgan Stanley & Co., LLC*
CDX.NA.HY.21	Buy	1,262	5.00	12/20/18	12,583	(104,887)	(92,305)	NR
Morgan Stanley & Co., LLC*
CDX.IG.23	Buy	3,550	1.00	12/20/19	(877)	(56,790)	(57,667)	NR
Total Credit Default Swaps		$6,482			$(16,574)	$(161,606)	$(178,181)

Interest Rate Swap Agreements Open at December 31, 2014:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED DEPRECIATION
Goldman Sachs International	1,900	3 Month LIBOR	Receive	2.42%	03/22/22	$(58,823)
JPMorgan Chase Bank NA	922	3 Month LIBOR	Receive	2.43	03/22/22	(29,554)
Morgan Stanley & Co., LLC*	9,179	3 Month LIBOR	Receive	1.14	07/23/17	(43,657)
Morgan Stanley & Co., LLC*	34,500	3 Month LIBOR	Receive	1.06	08/21/17	(39,192)
Morgan Stanley & Co., LLC*	17,900	3 Month LIBOR	Receive	1.18	09/04/17	(69,348)
Morgan Stanley & Co., LLC*	3,100	3 Month LIBOR	Receive	1.17	09/05/17	(11,136)
Morgan Stanley & Co., LLC*	9,200	3 Month LIBOR	Receive	1.19	09/10/17	(35,971)
Morgan Stanley & Co., LLC*	11,441	3 Month LIBOR	Receive	1.71	08/21/19	(71,388)
Morgan Stanley & Co., LLC*	5,500	3 Month LIBOR	Receive	1.81	09/04/19	(55,637)
Morgan Stanley & Co., LLC*	933	3 Month LIBOR	Receive	1.80	09/05/19	(8,989)
Morgan Stanley & Co., LLC*	2,668	3 Month LIBOR	Receive	1.85	09/10/19	(30,360)
		Total Unrealized Depreciation				$(454,055)

LIBOR	London Interbank Offered Rate.

NR	Not Rated.

*	Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.

†	Credit rating as issued by Standard & Poor’s.

Currency Abbreviations

EUR	Euro.
HKD	Hong Kong Dollar.
KRW	South Korean Won.
USD	United States Dollar.

Morgan Stanley Income Securities Inc.

Notes to Portfolio of Investments • December 31, 2014 (unaudited)

Valuation of Investments - (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Board of Directors (the “Directors”). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; (2) portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at its latest reported sales price; (3) certain senior collateralized loans (“Senior Loans”) are valued based on quotations received from an independent pricing service; (4) futures are valued at the latest price published by the commodities exchange on which they trade; (5) swaps are marked-to-market daily based upon quotations from market makers; (6) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the market quotations are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. (7) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the New York Stock Exchange (“NYSE”); and (8) short-term taxable debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such price does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser. Other taxable short-term debt securities with maturities of more than 60 days will be valued on a mark-to-market basis until such time as they reach a maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Adviser determines such price does not reflect the securities’ fair value, in which case these securities will be valued at their fair market value as determined by the Adviser.

Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2014.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Fixed Income Securities
Corporate Bonds	$—	$165,750,184	$—	$165,750,184
Asset-Backed Securities	—	2,352,311	—	2,352,311
Sovereign	—	303,485	—	303,485
Variable Rate Senior Loan Interests	—	1,104,803	—	1,104,803
Total Fixed Income Securities	—	169,510,783	—	169,510,783
Short-Term Investments
U.S. Treasury Securities	—	1,693,915	—	1,693,915
Total Short-Term Investments	—	1,693,915	—	1,693,915
Foreign Currency Forward Exchange Contracts	—	30,290	—	30,290
Futures Contracts	284,968	—	—	284,968
Credit Default Swap Agreement	—	12,583	—	12,583
Total Assets	284,968	171,247,571	—	171,532,539
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(5,464)	—	(5,464)
Futures Contracts	(229,539)	—	—	(229,539)
Credit Default Swap Agreements	—	(29,157)	—	(29,157)
Interest Rate Swap Agreements	—	(454,055)	—	(454,055)
Total Liabilities	(229,539)	(488,676)	—	(718,215)
Total	$55,429	$170,758,895	$—	$170,814,324

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of December 31, 2014, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Income Securities Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
February 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
February 18, 2015

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 18, 2015